OTHER NON-CURRENT ASSETS - Additional Information (Details) $ in Millions			12 Months Ended
	Dec. 18, 2025 $ / shares	Jun. 05, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 19, 2025 USD ($)	Jun. 05, 2024 $ / shares	Oct. 19, 2023
Bear Creek
Disclosure of Detailed Information about Other Assets [Line Items]
Annual compound interest rate							7.00%
Notes receivable, principal and interest outstanding			$ 28.4
Notes receivable, conversion price rate | $ / shares	$ 0.73
Note receivable settlement, smelter return royalty					0.50%
Notes receivable settlement, buyback percentage					0.167%
Notes receivable settlement, buyback amount					$ 8.3
Note receivable fair value (loss) gain			$ (10.3)	$ 3.9
Versamet
Disclosure of Detailed Information about Other Assets [Line Items]
Carrying amount of investment		$ 28.4
Gain on sale of partial interest and reclassification of investment		5.6
Total consideration transferred		$ 33.9
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares						$ 0.80
Percentage of common shares			50.00%
Versamet | Bottom of range
Disclosure of Detailed Information about Other Assets [Line Items]
Proportion of ownership interest in associate		20.30%
Versamet | Top of range
Disclosure of Detailed Information about Other Assets [Line Items]
Proportion of ownership interest in associate		13.40%